Loans (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 749,931	$ 739,647	$ 719,556
Loans, percentage movement from prior period	1.00%
Loans, percentage movement from same period of prior year	4.00%
Securitised loans	$ 4,019	4,747	4,808
Assets pledged for covered bond programs	40,483	38,455	35,052
Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 754,401	743,853	723,751
Loans, percentage movement from prior period	1.00%
Loans, percentage movement from same period of prior year	4.00%
Provision | Provision for ECL on loans
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ (4,470)	(4,206)	(4,195)
Loans, percentage movement from prior period	6.00%
Loans, percentage movement from same period of prior year	7.00%
Australia | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 654,489	650,850	629,169
Loans, percentage movement from prior period	1.00%
Loans, percentage movement from same period of prior year	4.00%
Australia | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 472,570	467,382	458,278
Loans, percentage movement from prior period	1.00%
Loans, percentage movement from same period of prior year	3.00%
Australia | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 12,028	12,832	14,128
Loans, percentage movement from prior period	(6.00%)
Loans, percentage movement from same period of prior year	(15.00%)
Australia | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 169,891	170,636	156,763
Loans, percentage movement from same period of prior year	8.00%
New Zealand | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 92,865	86,124	88,190
Loans, percentage movement from prior period	8.00%
Loans, percentage movement from same period of prior year	5.00%
New Zealand | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 61,081	56,211	57,780
Loans, percentage movement from prior period	9.00%
Loans, percentage movement from same period of prior year	6.00%
New Zealand | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 1,116	1,058	1,116
Loans, percentage movement from prior period	5.00%
New Zealand | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 30,668	28,855	29,294
Loans, percentage movement from prior period	6.00%
Loans, percentage movement from same period of prior year	5.00%
Other overseas | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 7,047	$ 6,879	$ 6,392
Loans, percentage movement from prior period	2.00%
Loans, percentage movement from same period of prior year	10.00%